CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2022	208,796,444
Balance at Dec. 31, 2022	$ 2,087	$ 188,801	$ 507,134	$ (1,813)	$ (156,227)	$ 539,982
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	$ 0	0	0	0	73,721	73,721
Share based compensation (in shares)	0
Share based compensation	$ 0	1,147	0	0	0	1,147
Other comprehensive income	0	0	0	(216)	0	(216)
Dividends	$ 0	0	(62,639)	0	0	(62,639)
Balance (in shares) at Jun. 30, 2023	208,796,444
Balance at Jun. 30, 2023	$ 2,087	189,948	444,495	(2,029)	(82,506)	551,995
Balance (in shares) at Dec. 31, 2023	208,796,444
Balance at Dec. 31, 2023	$ 2,087	191,004	404,823	(2,094)	(57,516)	538,304
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	$ 0	0	0	0	36,662	36,662
Share based compensation (in shares)	0
Share based compensation	$ 0	1,108	0	0	0	1,108
Other comprehensive income	0	0	0	(112)	0	(112)
Dividends	$ 0	0	(50,112)	0	0	(50,112)
Balance (in shares) at Jun. 30, 2024	208,796,444
Balance at Jun. 30, 2024	$ 2,087	$ 192,112	$ 354,711	$ (2,206)	$ (20,854)	$ 525,850